--------------------------------------------------------------------------------

INSTITUTIONAL                             600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY INCOME FUND                                                   212-830-5200
================================================================================




Dear Shareholder,




We are pleased to present the semi-annual report of Institutional Daily Income Fund for the period April 1, 1999 through September 30, 1999.

The Fund's Money Market Portfolio had 144 shareholders and net assets of $642,404,148 as of September 30, 1999. The U.S. Treasury Portfolio had 59 shareholders and net assets of $743,428,423 as of September 30, 1999.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,




\S\Steven W. Duff



Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

    Face                                                                             Maturity                  Value
   Amount                                                                              Date        Yield     (Note 1)
   ------                                                                              ----        -----      ------
Commercial Paper (30.29%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 30,000,000  Banco Santander                                                       10/01/99       5.35%  $ 30,000,000
   18,000,000  Island Finance Puerto Rico, Inc.                                      12/09/99       5.44     17,815,425
   20,000,000  J.P. Morgan Securities Inc.                                           10/15/99       4.92     19,962,667
   10,000,000  Long Lane Master Trust IV - Series A                                  11/10/99       5.01      9,945,778
    8,516,000  Long Lane Master Trust IV - Series A                                  04/28/00       5.21      8,270,101
   19,000,000  Market Street Funding                                                 10/01/99       5.68     19,000,000
   15,000,000  Market Street Funding                                                 10/21/99       5.39     14,955,333
   15,000,000  Receivables Capital Corporation                                       10/12/99       5.35     14,975,708
   10,000,000  Receivables Capital Corporation                                       01/14/00       5.94      9,830,833
   25,000,000  Sigma Finance Corporation                                             10/26/99       5.26     24,909,896
   25,000,000  Special Purpose Accounts Receivable Co-Operation                      10/21/99       5.36     24,926,389
 ------------                                                                                              ------------
  195,516,000  Total Commercial Paper                                                                       194,592,130
 ------------                                                                                              ------------
Commerical Paper - Foreign (3.88%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 25,000,000  Ford Credit Europe PLC                                                10/20/99       5.19%  $ 24,932,444
 ------------                                                                                              ------------
   25,000,000  Total Commercial Paper - Foreign                                                              24,932,444
 ------------                                                                                              ------------
Letter of Credit Commercial Paper (15.45%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 20,000,000  Accor SA
               LOC Banque Nationale de Paris                                         10/27/99       5.38%  $ 19,922,722
   15,000,000  Banca Serfin S.A.
               LOC Barclays Bank PLC                                                 10/21/99       5.39     14,955,250
   15,000,000  Banco Itau SA
               LOC Barclays Bank PLC                                                 05/26/00       6.04     14,426,817
   20,000,000  Dixie Overseas, Ltd.
               LOC Credit Agricole                                                   10/08/99       5.35     19,979,272
   30,000,000  ED&F Man Finance
               LOC Rabobank Nederland                                                10/07/99       5.37     29,973,300
 ------------                                                                                              ------------
  100,000,000  Total Letter of Credit Commercial Paper                                                       99,257,361
 ------------                                                                                              ------------
Loan Participation (1.56%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000  Equitable Life Assurance Society                                      03/20/00       5.56%  $ 10,000,000
 ------------                                                                                              ------------
   10,000,000  Total Loan Participation                                                                      10,000,000
 ------------                                                                                              ------------
Master Notes (3.11%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000  GMAC Mortgage Corporation                                             10/01/99       5.34%  $ 10,000,000
    5,000,000  The Goldman Sachs Group L.P.                                          10/19/99       5.36      5,000,000
    5,000,000  The Goldman Sachs Group L.P.                                          10/13/00       5.26      5,000,000
 ------------                                                                                              ------------
   20,000,000   Total Master Notes                                                                           20,000,000
 ------------                                                                                              ------------

--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

    Face                                                                             Maturity                  Value
   Amount                                                                              Date        Yield     (Note 1)
   ------                                                                              ----        -----      ------
Medium Term Notes (4.91%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 13,659,299  Conti Mortgage Home Equity
               Insured by MBIA Insurance Corp.                                       01/18/00       5.49%  $ 13,659,299
    7,869,296  Structured Enhanced Return Trust STEERS 1998 - Series A-42
               Insured by MBIA Insurance Corp.                                       08/25/00       5.63      7,869,296
   10,000,000  Syndicated Loan TR Ser 1999-3                                         06/15/00       5.52     10,000,000
 ------------                                                                                              ------------
   31,528,595  Total Medium Term Notes                                                                       31,528,595
 ------------                                                                                              ------------
Other Notes (27.82%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,940,000  Alpine Capital Investments L.L.C.
               LOC First of America                                                  09/15/27 (a)   5.58%  $  3,940,000
   13,400,000  Anaheim County, CA
               LOC Credit Suisse First Boston                                        10/18/99 (b)   5.45     13,400,000
    1,475,000  Austin Printing Co. & Klein Austin
               LOC Bank One                                                          08/01/14 (a)   5.41      1,475,000
    1,750,000  Automated Packaging Systems
               LOC National City Bank                                                10/01/08 (a)   5.41      1,750,000
    1,705,000  Bardstown, KY IDRB (R & J Tower Corporation Project)
               LOC Comerica Bank                                                     06/01/24 (a)   5.48      1,705,000
    1,000,000  Burgess & Niple Limited
               LOC National City Bank                                                09/01/14 (a)   5.41      1,000,000
   30,000,000  CFM International Inc.
               LOC General Electric Company                                          01/01/10 (a)   5.43     30,000,000
      835,000  City of Colorado Springs Adjustable Rate Taxable/Convertible Bonds
               (Goodwill Industries) - Series 1997B
               LOC Bank One                                                          02/01/07 (a)   5.49        835,000
   20,000,000  Comerica Bank                                                         07/13/00       5.37     19,993,825
    1,100,000  Crystal Enterprises Inc.
               LOC Old Kent Bank & Trust Co.                                         06/01/28 (a)   5.58      1,100,000
    2,000,000  DP Fox Capital, L.L.C.
               LOC Michigan National Bank                                            05/01/28 (a)   5.48      2,000,000
    3,600,000  Dekalb County, GA (Emory University Project)                          10/07/99 (b)   5.40      3,600,000
    3,085,000  Delta Capital L.L.C.
               LOC First Michigan Bank                                               10/01/16 (a)   5.58      3,085,000
      830,000  Delta Capital L.L.C. - Series A
               LOC First Michigan Bank                                               01/01/26 (a)   5.58        830,000
    1,960,000  Dickenson Press, Inc. - Series 1997
               LOC First Michigan Bank                                               01/01/27 (a)   5.58      1,960,000

--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

    Face                                                                             Maturity                  Value
   Amount                                                                              Date        Yield     (Note 1)
   ------                                                                              ----        -----      ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  6,000,000  Douglas County, GA Development Authority
               (Abrams Riverside, LLC Project)
               LOC Bank of America                                                   11/01/18 (a)   5.45%  $  6,000,000
    2,270,000  First Metropolitan Title
               LOC Michigan National Bank                                            05/01/24 (a)   5.58      2,270,000
      910,000  Four Development Company
               LOC PNC Bank, N.A.                                                    12/31/03 (a)   5.54        910,000
    1,325,000  GCG Portage L.L.C.
               LOC Old Kent Bank & Trust Co.                                         02/01/26 (a)   5.58      1,325,000
   20,000,000  Goldman Sachs Group L.P.                                              09/05/00       5.59     20,000,000
      965,000  Hendricks County (Heartland Crossing)
               LOC Bank One                                                          01/01/22 (a)   5.64        965,000
    2,120,000  Hunter's Square, Inc. Project - Series 1998
               LOC National City Bank                                                10/01/16 (a)   5.41      2,120,000
   10,000,000  John Hancock Mutual Life Insurance Company                            08/19/05 (a)   5.53     10,000,000
    1,135,000  JRB Corporation
               LOC Old Kent Bank & Trust Co.                                         07/01/26 (a)   5.58      1,135,000
    1,100,000  Labelle Capital Funding
               LOC First of America                                                  09/01/26 (a)   5.48      1,100,000
      860,000  LRV Enterprises, L.L.C.
               LOC First of America                                                  09/01/21 (a)   5.58        860,000
    3,000,000  Mayfair Village Retirement Center, Inc., KY
               (Variable Rate Term Notes) - Series 1995
               LOC PNC Bank, N.A.                                                    05/01/00 (a)   5.37      3,000,000
    5,855,000  Medic Funding Corporation
               Guaranteed by Federal Home Loan Bank                                  05/01/27 (a)   5.49      5,855,000
    1,355,000  Mercer County, NJ Improvement Authority - Series 99                   01/14/00       6.25      1,355,000
    1,510,000  Mississippi Business Finance Corporation IDRB
               (ABTCO, Inc. Project) - Series 1997B
               LOC National Bank of Detroit                                          06/01/10 (a)   5.45      1,510,000
    3,650,000  Mississippi Business Finance Corporation IDRB
               (ABTCO, Inc. Project) - Series 1997B
               LOC First Union National Bank                                         04/01/22 (a)   5.45      3,650,000
    1,000,000  Mt. Carmel West Medical Office Building
               LOC National City Bank                                                08/01/19 (a)   5.41      1,000,000

--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

    Face                                                                             Maturity                  Value
   Amount                                                                              Date        Yield     (Note 1)
   ------                                                                              ----        -----      ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 14,000,000  New York City, NY GO Bonds
               Insured by FGIC                                                       02/01/00       5.80%  $ 14,000,000
    1,400,000  Pennsylvania EDFA Taxable Development RB
               (C & D Charter Power System) - Series 1989 B2
               LOC PNC Bank, N.A.                                                    12/01/00 (a)   5.45      1,400,000
      600,000  Pennsylvania EDFA (Oglevee Limited Project)
               LOC PNC Bank, N.A.                                                    08/01/02 (a)   5.45        600,000
      675,000  Pennsylvania EDFA
               (Philadelphia Business & Technical Center Project) - Series A1
               LOC PNC Bank, N.A.                                                    04/01/04 (a)   5.45        675,000
      800,000  Pennsylvania EDFA Taxable Development RB
               (Quality Foods L.P. Project) - Series 1995D
               LOC PNC Bank, N.A.                                                    12/01/14 (a)   5.45        800,000
      850,000  Pennsylvania EDFA Taxable Development RB
               (Southpointe Rink Association Project) - Series 1994D7
               LOC PNC Bank, N.A.                                                    12/01/09 (a)   5.45        850,000
    2,400,000  Pennsylvania EDFA Taxable Development RB
               (West 914 Incorporation Project) - Series 1991A
               LOC PNC Bank, N.A.                                                    05/01/21 (a)   5.45      2,400,000
    1,260,000  Shepherd Capital, L.L.C.
               LOC First of America                                                  09/15/47 (a)   5.58      1,260,000
    2,000,000  St. Anns Medical Office Building
               LOC National City Bank                                                11/01/19 (a)   5.41      2,000,000
    1,950,000  Trendway Corporation
               LOC Michigan National Bank                                            12/01/26 (a)   5.58      1,950,000
    1,106,000  Willingham Properties
               LOC PNC Bank, N.A.                                                    12/31/09 (a)   5.54      1,106,000
    1,935,000  Zylstra Funding, Inc.
               LOC First Michigan Bank                                               06/01/27 (a)   5.58      1,935,000
 ------------                                                                                              ------------
  178,711,000  Total Other Notes                                                                            178,704,825
 ------------                                                                                              ------------
Repurchase Agreement, Overnight (1.09%)
------------------------------------------------------------------------------------------------------------------------------------
 $  7,000,000  Morgan Stanley & Co., Incorporated (Collateralized by GNMA,
               6.500% to 10.000% due 11/15/09 to 05/15/29)                           10/01/99       5.30%  $  7,000,000
 ------------                                                                                              ------------
    7,000,000   Total Repurchase Agreement, Overnight                                                         7,000,000
 ------------                                                                                              ------------

--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

    Face                                                                             Maturity                  Value
   Amount                                                                              Date        Yield     (Note 1)
   ------                                                                              ----        -----      ------
Time Deposits (7.94%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 25,000,000  Bank One                                                              10/01/99       5.70%  $ 25,000,000
   26,000,000  Westdeutsche Landesbank                                               10/01/99       5.71     26,000,000
 ------------                                                                                              ------------
   51,000,000  Total Time Deposits                                                                           51,000,000
 ------------                                                                                              ------------
Yankee Certificate of Deposit (3.89%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 25,000,000  Unibank                                                               12/23/99       5.44%  $ 25,000,566
 ------------                                                                                              ------------
   25,000,000  Total Yankee Certificate of Deposit                                                           25,000,566
 ------------                                                                                              ------------
               Total Investments (99.94%) (Cost $642,015,921+)                                              642,015,921
               Cash and Other Assets, Net of Liabilities (0.06%)                                                388,227
                                                                                                           ------------
               Net Assets (100.00%)                                                                        $642,404,148
                                                                                                           ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 360,095,741 shares outstanding (Note 3)                                     $       1.00
                                                                                                           ============
               Class B Shares, 282,308,407 shares outstanding (Note 3)                                     $       1.00
                                                                                                           ============


               +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a letter of credit. The interest rates are adjustable and are based on market rates. The rate shown is the rate in effect at the date of this statement.

(b)  The maturity date indicated for this security is the mandatory put date.


KEYS:
     EDFA     =   Economic Development Finance Authority        LOC        =      Letter of Credit
     FGIC     =   Financial Guaranty Insurance Company          RB         =      Revenue Bond
     GO       =   General Obligation                            STEERS     =      Structured Enhanced Return Trust
     IDRB     =   Industrial Development Revenue Bond







--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1999
(UNAUDITED)
================================================================================

    Face                                                                             Maturity                  Value
   Amount                                                                              Date        Yield     (Note 1)
   ------                                                                              ----        -----      ------
Repurchase Agreements, Overnight (47.22%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 55,000,000  CIBC (Collateralized by U.S. Treasury Note, 6.875%, due 05/15/06,
               U.S. Treasury Bonds, 8.875% to 13.250%, due 05/15/14 to 02/15/19)     10/01/99       5.25%  $ 55,000,000
  100,000,000  The Goldman Sachs Group L.P. (Collateralized by FMAC, 2.850% to 6.688%,
               due 01/01/00 to 06/17/27, GNMA, 6.500% to 7.000%,
               due 07/20/28 to 05/15/29)                                             10/01/99       5.40    100,000,000
   96,000,000  Morgan Stanley & Company, Inc. (Collateralized by GNMA,
               4.000% to 7.125%, due 08/20/21 to 08/20/29)                           10/01/99       5.35     96,000,000
  100,000,000  Salomon Smith Barney (Collateralized by GNMA,
               6.000% to 8.000%, due 02/15/28 to 09/15/29)                           10/01/99       5.32    100,000,000
 ------------                                                                                              ------------
  351,000,000  Total Repurchase Agreements, Overnight                                                       351,000,000
 ------------                                                                                              ------------
U.S. Government Obligations (52.51%)
------------------------------------------------------------------------------------------------------------------------------------
 $225,000,000  U.S. Treasury Bills                                                   10/07/99       3.20%  $224,879,917
   30,000,000  U.S. Treasury Notes                                                   10/15/99       4.55     30,014,363
   10,000,000  U.S. Treasury Notes                                                   01/31/00       4.41     10,023,828
   50,000,000  U.S. Treasury Notes                                                   02/29/00       4.69     50,237,416
   40,000,000  U.S. Treasury Notes                                                   05/15/00       5.03     40,266,562
   10,000,000  U.S. Treasury Notes                                                   05/31/00       4.85     10,027,727
   10,000,000  U.S. Treasury Notes                                                   07/31/00       5.22      9,993,103
   15,000,000  U.S. Treasury Notes                                                   08/31/00       5.35     14,946,236
 ------------                                                                                              ------------
  390,000,000  Total U.S. Government Obligations                                                            390,389,152
 ------------                                                                                              ------------
               Total Investments (99.73%) (Cost $741,389,152+)                                              741,389,152
               Cash and Other Assets, Net of Liabilities (0.27%)                                              2,039,271
                                                                                                           ------------
               Net Assets (100.00%)                                                                        $743,428,423
                                                                                                           ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 668,896,951 shares outstanding (Note 3)                                     $       1.00
                                                                                                           ============
               Class B Shares,  74,531,472 shares outstanding (Note 3)                                     $       1.00
                                                                                                           ============



               +   Aggregate cost for federal income tax purposes is identical.




--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30,1999
(UNAUDITED)
================================================================================

                                                                     Money Market               U.S. Treasury
                                                                       Portfolio                  Portfolio
                                                                  ------------------           ----------------
 INVESTMENT INCOME
 Income:
    Interest...................................................   $       14,104,245           $     18,266,102
                                                                  ------------------           ----------------
 Expenses: (Note 2)
    Investment management fee..................................              327,270                    446,842
    Administration fee.........................................              136,363                    186,184
    Distribution fee (Class A).................................              350,753                    833,502
    Custodian expenses.........................................               28,273                     37,313
    Shareholder servicing and related shareholder expenses.....               59,984                     80,918
    Legal, compliance and filing fees..........................               45,933                     39,865
    Audit and accounting.......................................               34,920                     44,031
    Trustees' fees ............................................                3,108                      3,108
    Amortization of organization costs.........................                  366                   --
    Miscellaneous..............................................                7,849                     11,934
                                                                  ------------------           ----------------
        Total expenses.........................................              994,819                  1,683,697
        Less:
         Fees waived (Note 2)..................................   (           98,616)          (        105,458)
                                                                  ------------------           ----------------
                Net expenses...................................              896,203                  1,578,239
                                                                  ------------------           ----------------
 Net investment income.........................................           13,208,042                 16,687,863

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments.......................            -0-                        -0-
                                                                  ------------------           ----------------
 Increase in net assets from operations........................   $       13,208,042           $     16,687,863
                                                                  ==================           ================



--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




                                                    Money Market Portfolio                       U.S. Treasury Portfolio
                                           -------------------------------------        -------------------------------------


                                               Six Months                                  Six Months
                                                  Ended                Year                   Ended                  Year
                                           September 30, 1999         Ended             September 30, 1999          Ended
                                               (Unaudited)        March 31, 1999            (Unaudited)        March 31, 1999
                                                ---------         --------------             ---------         --------------
INCREASE (DECREASE) IN NET ASSETS

 Operations:
   Net investment income...................   $  13,208,042        $  20,229,842           $  16,687,863        $  31,771,556
   Net realized gain (loss) on investments.        -0-                     4,250                 -0-                   26,250
                                              -------------        -------------           -------------        -------------
   Increase in net assets from operations..      13,208,042           20,234,092              16,687,863           31,797,806
 Dividends to shareholders:
   Net investment income
     Class A...............................   (   6,639,140)       (   7,860,183)          (  14,858,793)       (  29,706,735)
     Class B...............................   (   6,568,902)       (  12,369,659)          (   1,829,070)       (   2,064,821)
 Net realized gain on investments
     Class A...............................        -0-             (       1,686)                -0-            (      25,305)
     Class B...............................        -0-             (       2,564)                -0-            (         945)
 Capital share transactions (Note 3):
     Class A...............................      77,837,555          173,601,064           (  52,300,588)         253,825,264
     Class B...............................      61,189,484        (   6,773,897)          (   5,261,242)          72,960,122
                                              -------------        -------------           -------------        -------------
     Total increase (decrease).............     139,027,039          166,827,167           (  57,561,830)         326,785,386
 Net assets:
     Beginning of period...................     503,377,109          336,549,942             800,990,253          474,204,867
                                              -------------        -------------           -------------        -------------
     End of period.........................   $ 642,404,148        $ 503,377,109           $ 743,428,423        $ 800,990,253
                                              =============        =============           =============        =============







--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------


INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.

Institutional Daily Income Fund (the 'Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Portfolio shares outstanding before April 6, 1995 were designated as Class B shares. Distribution of Class B shares of the U.S. Treasury Portfolio commenced November 18, 1996. All Portfolio shares outstanding before November 18, 1996 were designated as Class A shares.

The Funds financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

During the period ended September 30, 1999, the Manager voluntarily waived investment management fees and administration fees of $22,036 and $76,580, respectively, for the Money Market Portfolio and administration fees of $105,458 for the U.S. Treasury Portfolio.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended for each Portfolio.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $54,545 and $74,486 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund, for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.

3. Transactions in Shares of Beneficial Interest.

At September 30, 1999, an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $642,404,148 and $743,428,423, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
3. Transactions in Shares of Beneficial Interest. (Continued)

                                                     Money Market Portfolio
                                           ----------------------------------------
                                            Six Months Ended           Year Ended
                                           September 30, 1999        March 31, 1999
                                           ------------------        --------------
 Class A
 -------
 Sold....................................    $  732,589,327          $1,206,034,402
 Issued on reinvestment of dividends.....         6,223,001               7,406,833
 Redeemed................................    (  660,974,773)         (1,039,840,171)
                                              -------------           -------------
 Net increase (decrease).................        77,837,555             173,601,064
                                              =============           =============

                                           Six Months Ended           Year Ended
                                          September 30, 1999        March 31, 1999
                                           ------------------        --------------
 Class B
 -------
 Sold....................................    $  631,596,378          $1,168,818,328
 Issued on reinvestment of dividends.....         6,496,623              12,028,592
 Redeemed................................    (  576,903,517)         (1,187,620,817)
                                              -------------           -------------
 Net increase (decrease).................        61,189,484          (    6,773,897)
                                              =============           =============

                                                     U.S. Treasury Portfolio
                                           ----------------------------------------
                                            Six Months Ended           Year Ended
                                           September 30, 1999        March 31, 1999
                                           ------------------        --------------
 Class A
 -------
 Sold....................................    $  590,907,221          $1,588,809,964
 Issued on reinvestment of dividends.....        14,548,240              28,772,982
 Redeemed................................    (  657,756,049)         (1,363,757,682)
                                              -------------           -------------
 Net increase (decrease).................    (   52,300,588)            253,825,264
                                              =============           =============


                                            Six Months Ended           Year Ended
                                           September 30, 1999        March 31, 1999
                                           ------------------        --------------
 Class B
 -------
 Sold....................................    $  151,431,063          $  204,200,988
 Issued on reinvestment of dividends.....         1,824,593               1,905,798
 Redeemed................................    (  158,516,898)         (  133,146,664)
                                              -------------           -------------
 Net increase (decrease).................    (    5,261,242)             72,960,122
                                              =============           =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights.

                                                                                Money Market Portfolio
                                                -------------------------------------------------------------------------------
                                                    Six Months          For the Year Ended March 31,             April 6, 1995
CLASS A                                               Ended          ----------------------------------  (Commencement of Sales) to
-------                                         September 30, 1999     1999         1998         1997          March 31, 1996
                                                ------------------   ---------   ---------     --------        --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........    $  1.00           $  1.00      $  1.00      $  1.00            $  1.00
                                                    --------          --------     --------     --------           --------
 Income from investment operations:
    Net investment income.......................       0.024             0.050        0.053        0.050              0.054
 Less distributions:
    Dividends from net investment income........    (  0.024)         (  0.050)    (  0.053)    (  0.050)          (  0.054)
                                                     -------           -------      -------      -------            -------
 Net asset value, end of period.................    $  1.00           $  1.00      $  1.00      $  1.00            $  1.00
                                                    ========          ========     ========     ========           ========

 Total Return...................................       4.79%*            5.12%        5.38%        5.16%              5.58%*
 Ratios/Supplemental Data
 Net assets, end of period (000)................    $ 360,096         $ 282,258    $ 108,657    $  38,220          $     5
 Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)+      0.45%*            0.45%        0.45%        0.42%              0.41%*
    Net investment income.......................       4.73%*            4.93%        5.25%        5.07%              5.46%*
    Expenses paid indirectly....................       0.00%*            0.00%        0.00%        0.01%              0.04%*
    Management and administration fees waived...       0.04%*            0.05%        0.07%        0.09%              0.13%*
    Expenses reimbursed.........................       0.00%*            0.00%        0.00%        0.00%              0.03%*

                                                                       Money Market Portfolio
                                             -----------------------------------------------------------------------------------
                                                                                                                  April 14, 1994
                                                 Six Months                 For the Year Ended March 31,         (Commencement
 CLASS B                                           Ended         ----------------------------------------------    of Sales) to
 -------                                     September 30, 1999    1999        1998         1997        1996      March 31, 1995
                                             ------------------  --------    --------      --------    --------   --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........  $  1.00        $  1.00     $  1.00       $  1.00     $  1.00        $  1.00
                                                  --------       --------    --------      --------    --------       --------
 Income from investment operations:
    Net investment income.......................     0.025          0.053       0.055         0.053       0.057          0.045
 Less distributions:
    Dividends from net investment income........  (  0.025)      (  0.053)   (  0.055)     (  0.053)   (  0.057)      (  0.045)
                                                   -------        -------     -------       -------     -------        -------
 Net asset value, end of period.................  $  1.00        $  1.00     $  1.00       $  1.00     $  1.00        $  1.00
                                                  ========       ========    ========      ========    ========       ========
 Total Return...................................     5.05%*         5.38%       5.64%         5.42%       5.85%          5.16%*
 Ratios/Supplemental Data
 Net assets, end of period (000)................  $ 282,308      $ 221,119   $ 227,893     $ 158,525   $ 127,282      $  35,857
 Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)+    0.20%*         0.20%       0.20%         0.17%       0.16%          0.02%*
    Net investment income.......................     4.96%*         5.27%       5.50%         5.29%       5.64%          5.14%*
    Expenses paid indirectly....................     0.00%*         0.00%       0.00%         0.01%       0.04%          0.00%*
    Management and administration fees waived...     0.04%*         0.05%       0.07%         0.09%       0.13%          0.13%*
    Expenses reimbursed.........................     0.00%*         0.00%       0.00%         0.00%       0.03%          0.25%*

    *  Annualized
    +  Includes expenses paid indirectly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
4. Financial Highlights. (Continued)

                                                                               U.S. Treasury Portfolio
                                            ------------------------------------------------------------------------------------
                                               Six Months          For the Year Ended March 31,            November 29, 1995
 CLASS A                                          Ended          ----------------------------------  (Commencement of Operations) to
 -------                                    September 30, 1999     1999          1998         1997           March 31, 1996
                                            ------------------   ---------     ---------    ---------        --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........  $  1.00         $  1.00       $  1.00      $  1.00             $  1.00
                                                 --------        --------      --------     --------            --------
 Income from investment operations:
    Net investment income......................     0.022           0.048         0.051        0.049               0.017
 Less distributions:
    Dividends from net investment income.......  (  0.022)       (  0.048)     (  0.051)    (  0.049)           (  0.017)
                                                 --------        --------      --------     --------            --------
 Net asset value, end of period................  $  1.00         $  1.00       $  1.00      $  1.00             $  1.00
                                                 ========        ========      ========     ========            ========
 Total Return..................................     4.53%*          4.86%         5.24%        5.00%               5.18%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...............  $ 668,897       $ 721,197     $ 467,372    $ 310,290           $ 291,747
 Ratios to average net assets:
    Expenses (net of fees waived)+.............     0.45%*          0.45%         0.42%        0.42%               0.43%*
    Net investment income......................     4.46%*          4.71%         5.12%        4.89%               5.07%*
    Expenses paid indirectly...................     0.00%*          0.00%         0.00%        0.01%               0.00%*
    Management and administration fees waived..     0.03%*          0.04%         0.07%        0.05%               0.08%*

                                                                  U.S. Treasury Portfolio
                                            ------------------------------------------------------------------------------------
                                              Six Months           For the Year Ended March 31,          November 18, 1996
 CLASS B                                        Ended              ----------------------------       (Commencement of Sales) to
 -------                                    September 30, 1999       1999                1998             March 31, 1997
                                            ------------------     --------           ---------           --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........  $  1.00           $  1.00            $  1.00                $  1.00
                                                 --------          --------           --------               --------
 Income from investment operations:
    Net investment income......................     0.024             0.050              0.054                  0.019
 Less distributions:
    Dividends from net investment income.......  (  0.024)         (  0.050)          (  0.054)              (  0.019)
                                                 --------          --------           --------               --------
 Net asset value, end of period................  $  1.00           $  1.00            $  1.00                $  1.00
                                                 ========          ========           ========               ========
 Total Return..................................     4.79%*            5.12%              5.50%                  5.27%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...............  $  74,531         $  79,793          $   6,833              $   7,799
 Ratios to average net assets:
    Expenses (net of fees waived)+.............     0.20%*            0.20%              0.17%                  0.17%*
    Net investment income......................     4.69%*            4.73%              5.37%                  5.14%*
    Expenses paid indirectly...................     0.00%*            0.00%              0.00%                  0.01%
    Management and administration fees waived..     0.03%*            0.04%              0.07%                  0.05%*

    *  Annualized
    +  Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================



On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition have joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged PwC as its independent auditors.






















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












INSTITUTIONAL
DAILY
INCOME FUND








                               Semi-Annual Report
                               September 30, 1999
                                  (Unaudited)








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020









IDI999S

--------------------------------------------------------------------------------